LORD ABBETT TRUST I

Lord Abbett Climate Focused Bond Fund

Supplement dated July 17, 2024 to the

Summary Prospectus, Prospectus and Statement of Additional Information, each dated

December 1, 2023, as supplemented

The following table replaces the table in the subsection under “Management–Portfolio Managers” on page 13 of the summary and statutory prospectuses, respectively:

Portfolio Managers/Title	Member of the Portfolio Management Team Since
Leah G. Traub, Partner, Portfolio Manager	2024
Steven F. Rocco, Partner and Co-Head of Taxable Fixed Income	2020
Andrew H. O’Brien, Partner and Portfolio Manager	2020

The following paragraph replaces the fourth paragraph under “Management and Organization of the Funds” beginning on page 71 of the statutory prospectus:

Climate Focused Bond Fund. Leah G. Traub, Partner and Portfolio Manager, heads the Fund’s team. Ms. Traub joined Lord Abbett in 2007. Additional members of the Fund’s team are Steven F. Rocco, Partner and Co-Head of Taxable Income, and Andrew H. O’Brien, Partner and Portfolio Manager. Messrs. Rocco and O’Brien joined Lord Abbett in 2004 and 1998, respectively. Ms. Traub and Messrs. Rocco and O’Brien are jointly and primarily responsible for the day-to-day management of the Fund.

The following rows replace the applicable rows of the corresponding table under the heading “Climate Focused Bond Fund”, in the subsection titled “Portfolio Manager Information–Other Accounts Managed” on page 7-1 of the statement of additional information (“SAI”):

	Number of Registered Investment Companies	Total Assets ($MM)	Number of Other Pooled Investment Vehicles	Total Assets ($MM)	Number of Other Accounts	Total Assets ($MM)
Climate Focused Bond Fund[1]
Steven F. Rocco	16	92,102.32	14	11,255.19	18	3,917.47
Andrew H. O’Brien	14	93,309.27	8	9,139.18	24	5,437.49

1 Leah G. Traub’s other accounts managed will be reported in a future filing.

The following rows replace the applicable rows of the corresponding table under the heading “Climate Focused Bond Fund”, in the subsection titled “Portfolio Manager Information–Holdings of Portfolio Managers” on page 7-2 of the SAI:

Ownership of Securities	Aggregate Dollar Range of Securities
Climate Focused Bond Fund
Leah G. Traub[1]	$10,001-$50,000
Steven F. Rocco	$100,001-$500,000
Andrew H. O’Brien	$10,001-$50,000

1 As of February 9, 2024.

Capitalized terms used in this Supplement shall, unless otherwise defined herein, have the same meaning as given in the Prospectuses and/or SAIs.

Please retain this document for your future reference.